UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03159
Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON	MATURITY
THOUSANDS		DATE OF PURCHASE	DATE	VALUE

	Repurchase Agreements (39.1%)
$155,000	Barclays Capital, Inc. (dated 03/25/11; proceeds $155,003,315; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 5.50% due 01/20/37 — 12/20/40; valued at $159,512,704)	0.11%	04/01/11	$155,000,000
150,000	Credit Agricole Securities (dated 03/31/11; proceeds $150,000,542; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 05/31/11; valued at $153,443,181)	0.13	04/01/11	150,000,000
55,000	Deutsche Bank Securities (dated 03/31/11; proceeds $55,000,306; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 03/01/41; valued at $56,608,788)	0.20	04/01/11	55,000,000
250,000	Goldman Sachs and Co. (dated 03/31/11; proceeds $250,000,833; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.75% due 06/15/12; Federal National Mortgage Association 1.50% - 5.00% due 02/16/12 - 03/28/14; valued at $255,251,511)	0.12	04/01/11	250,000,000
50,000	Goldman Sachs and Co. (dated 03/25/11; proceeds $50,001,556; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.50% due 08/15/28 - 03/15/41; valued at $51,500,000)	0.16	04/01/11	50,000,000
200,000	Goldman Sachs and Co. (dated 03/31/11; proceeds $200,007,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% - 6.00% due 03/15/26 - 03/20/41; valued at $205,910,265)	0.18	04/07/11	200,000,000
65,080	Merrill Lynch & Co., Inc. (dated 03/31/11; proceeds $65,080,181; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.25% due 11/10/20; valued at $66,378,733)	0.10	04/01/11	65,080,000

	Total Repurchase Agreements (Cost $925,080,000)			925,080,000

	Commercial Paper (29.0%)
	Asset-Backed — Consumer Loans (0.4%)
10,230	Sheffield Receivable Corp. (a)	0.09	04/01/11	10,230,000

	Asset-Backed — Corporate (3.2%)
76,804	Atlantis One Funding (a)	0.12	04/01/11	76,804,000

	Asset-Backed — Consumer Diversified (0.9%)
20,021	Windmill Funding Corp. (a)	0.12	04/01/11	20,021,000

	International Banks (24.5%)
58,000	ABN Amro Funding USA LLC (a)	0.31	06/16/11	57,962,042
20,000	Barclays US Funding LLC	0.16	04/01/11	20,000,000
6,000	BNZ International Funding (a)	0.42	06/07/11	5,995,310
110,000	BPCE SA (a)	0.43-0.44	06/03/11- 07/08/11	109,895,272
75,000	DNB NOR Bank ASA (a)	0.15	04/06/11	74,998,438
59,000	ING US Funding LLC	0.29	07/08/11	58,953,423
11,000	Lloyds TSB Bank PLC	0.45	04/04/11	10,999,588
74,000	NRW Bank (a)	0.31	04/14/11- 04/18/11	73,990,697
90,000	Skandinaviska Enskilda (a)	0.28	05/02/11- 05/04/11	89,977,740
56,000	Svenska Handelsbanken AB (a)	0.29	07/15/11	55,952,633
21,000	Westpac Securities NZ Ltd. (a)	0.31	06/06/11	20,988,065

				579,713,208

	Total Commercial Paper (Cost $686,768,208)			686,768,208

Active Assets Money Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

	Floating Rate Notes (19.3%)
	International Banks
$95,000	Barclays Bank PLC	0.65%	(b)	04/19/11	(c)	$95,000,000
91,000	BNP Paribas	0.76	(b)	06/23/11	(c)	91,000,000
100,000	Deutsche Bank AG	0.50	(b)	05/24/11	(c)	100,057,310
75,000	Lloyds TSB Bank PLC	0.65	(b)	04/29/11	(c)	75,000,000
95,000	Societe Generale	0.36 — 1.71	(b)	05/03/11 - 05/05/11	(c)	95,000,000

	Total Floating Rate Notes (Cost $456,057,310)					456,057,310

	Certificates of Deposit (12.1%)
	International Banks
70,000	Bank of Montreal — Chicago	0.23		04/25/11		70,000,000
10,000	BNP Paribas	0.55		08/10/11		10,000,000
80,000	Credit AG CIB	0.41		05/04/11		80,000,000
90,000	Credit Industriel et Commercial	0.49		04/13/11		90,000,000
37,000	Toronto — Dominion Bank	0.23		04/25/11		37,000,000

	Total Certificates of Deposit (Cost $287,000,000)					287,000,000

	Total Investments (Cost $2,354,905,518) (d)			99.5%		2,354,905,518
	Other Assets in Excess of Liabilities			0.5		10,788,261

	Net Assets			100.0%		$2,365,693,779

(a)	Resale is restricted to qualified institutional investors.

(b)	Rate shown is the rate in effect at March 31, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Active Assets Money Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
Repurchase Agreements	$925,080,000	—	$925,080,000	—
Commercial Paper	686,768,208	—	686,768,208	—
Floating Rate Notes — Corporate	456,057,310	—	456,057,310	—
Certificates of Deposit	287,000,000	—	287,000,000	—

Total	$2,354,905,518	—	$2,354,905,518	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Money Trust
/s/ Kevin Klingert

Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert

Kevin Klingert
Principal Executive Officer
May 24, 2011
/s/ Francis Smith

Francis Smith
Principal Financial Officer
May 24, 2011